Consolidated Statement Of Profit Or Loss And Other Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) ₨ / shares	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 INR (₨) ₨ / shares	Mar. 31, 2024 INR (₨) ₨ / shares
Income
Revenue	₨ 132,196	$ 1,409	₨ 97,063	₨ 81,319
Other operating income	998	11	450	629
Late payment surcharge and interest from customers	1,111	12	7	1,451
Finance income and fair value change in derivative instruments	5,074	54	4,572	5,272
Other income	11,072	118	6,383	7,309
Change in fair value of warrants	184	2	595	551
Total income	150,635	1,605	109,070	96,531
Expenses
Raw materials and consumables used	25,414	271	10,468	3,844
Increase in inventory of finished goods	(3,909)	(42)	(1,875)
Employee benefits expense	6,586	70	4,616	4,467
Depreciation, amortisation and impairment	26,738	285	20,670	17,583
Other expenses	20,055	214	12,783	14,834
Finance costs and fair value change in derivative instruments	61,754	658	52,352	47,506
Total expenses	136,638	1,455	99,014	88,234
Profit before share of loss of jointly controlled entities and tax	13,997	149	10,056	8,297
Share of loss of jointly controlled entities	(377)	(4)	(22)	(155)
(Loss)/ profit before tax	13,620	145	10,034	8,142
Income tax expense
Current tax	3,775	40	1,514	981
Deferred tax	(540)	(6)	3,929	3,014
Profit/(loss) for the year	10,385	111	4,591	4,147
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Net (loss) / gain on cash flow hedge reserve	2,925	31	633	(2,340)
Net loss on cost of hedge reserve	(1,234)	(13)	(740)	(491)
Total net (loss) / gain on cash flow hedges	1,691	18	(107)	(2,831)
Income tax effect	(464)	(5)	10	626
Other comprehensive income, net of tax, cash flow hedges	1,227	13	(97)	(2,205)
Exchange gain/(loss) on translation of foreign operations (net)	(1,069)	(11)	87	(68)
(Gain) recycled to profit & loss (refer Note 29)	(428)	(5)
Other comprehensive income, net of tax, exchange differences on translation	(1,497)	(16)	87	(68)
Net other comprehensive loss that may be reclassified to profit or loss in subsequent periods	(270)	(3)	(10)	(2,273)
Other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Re-measurement gain/(loss) of defined benefit plans	43	0	50	(18)
Income tax effect	(11)	0	(10)	4
Net other comprehensive income / (loss) that will not be reclassified to profit or loss in subsequent periods	32	0	40	(14)
Other comprehensive income / (loss) for the year, net of tax	(238)	(3)	30	(2,287)
Total comprehensive income for the year	10,147	108	4,621	1,860
Profit / (loss) attributable to:
Equity holders of the parent	9,841	105	3,814	3,404
Non-controlling interests	544	6	777	743
Profit for the year	10,385	111	4,591	4,147
Total comprehensive income / (loss) attributable to:
Equity holders of the parent	9,603	102	3,790	1,246
Non-controlling interests	544	6	831	614
Total comprehensive income	₨ 10,147	$ 108	₨ 4,621	₨ 1,860
Earning per share
Basic earnings per share attributable to ordinary equity holders of the Parent (in absolute INR and USD) | (per share)	₨ 27.6	$ 0.29	₨ 10.92	₨ 9.94
Diluted earnings per share attributable to ordinary equity holders of the Parent (in absolute INR and USD) | (per share)	₨ 27.24	$ 0.29	₨ 10.81	₨ 9.92